Net loss per share (Details) - Schedule of earnings per share, basic and diluted (Parentheticals)	3 Months Ended
Mar. 31, 2023 $ / shares
Class A Common Stock [Member]
Net loss per share (Details) - Schedule of earnings per share, basic and diluted (Parentheticals) [Line Items]
Loss per share of Class A common stock diluted	$ (0.64)